Property And Equipment	12 Months Ended
Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment

Note 3 — Property and Equipment

Property and equipment at December 31, 2009 and 2010 are comprised of the following (in thousands):

	2009	2010
Furniture and fixtures	$836	$873
Machinery and equipment	5,097	5,402
Computer equipment and software	2,176	1,216
Leasehold improvements	4,233	4,285

	12,342	11,776
Less accumulated depreciation and amortization	7,773	8,081

Net property and equipment	$4,569	$3,695